Accounts receivable - Schedule of Accounts Receivable (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Accounts receivable – billed	$ 213	$ 163
Accounts receivable – unbilled	175	125
Other receivables	28	13
Billed and unbilled trade receivables and other receivables	416	301
Allowance for doubtful accounts	(2)	(5)	$ (2)
Accounts receivable - current	$ 414	$ 296